Stock-Based Compensation (Details) - Schedule of weighted-average assumptions used in the black-scholes option pricing model - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of weighted-average assumptions used in the black-scholes option pricing model [Line Items]
Risk-free interest rate	0.79%	0.45%
Expected term (in years)	6 years 18 days	6 years 1 month 17 days
Expected volatility	42.10%	37.25%
Dividend yield	0.00%	0.00%
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of weighted-average assumptions used in the black-scholes option pricing model [Line Items]
Risk-free interest rate	1.39%	0.59%
Expected term (in years)	9 years 21 days	10 years
Expected volatility	35.86%	38.42%
Dividend yield	0.00%	0.00%